Schedule of Warrants (Details) (Parenthetical)	Jan. 31, 2025 $ / shares
Subsidiary, Sale of Stock [Line Items]
IPO Price	$ 4.75
IPO [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
IPO Price	4.00
IPO [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
IPO Price	$ 5.50